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[CITIGROUP LOGO]                                    Global Transaction Services
                                                    Two Portland Square
                                                    4/th/ Floor
                                                    Portland, ME 04101

                                                    Tel (207) 822-6100
                                                    Fax (207) 822-6688

January 22, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

RE: ISI Strategy Fund
    File Nos. 333-31127: 811-8291

Ladies and Gentlemen:

On behalf of ISI Strategy Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information with respect to ISI Strategy Fund dated January 16, 2007 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on January 16, 2007, accession number 0001193125-07-006952.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David M. Whitaker
----------------------------
David M. Whitaker
Citigroup Fund Services, LLC

                                                   Citigroup Fund Services, LLC